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George N. Gingold
Consultant




June 2, 1998                                             Legal Department 5321
                                                         Hartford, CT  06152
                                                         Telephone 860.726.6761
                                                         Facsimile 860.726.1778

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


The Lincoln National Life Insurance Company
Lincoln Life Flexible Premium Variable Life Account R
File Number 333-43107 - Form S-6


A Rule 497(j) Certification for the aboved-named registered separate account.

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify on behalf of the above-captioned registrant, in lieu of filing under Rule 497(b) or Rule 497(c) under the 1933 Act, that the form of prospectus that would have been filed under Rule 497(b) would not have differed from that contained in the most recent amendment to such registrants above-captioned registration statement, and that the text of each such amendment has been filed electronically.

Very truly yours,

/s/ George N. Gingold

George N. Gingold, Esq.